Leases (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Leases [Abstract]
Lease Balances
Our weighted-average remaining lease terms (in years) and discount rates consisted of the following:

June 30, 2019
Lease term and discount rate
Weighted-average remaining lease term
Operating leases (1)	12.6
Finance leases	1.6
Weighted-average discount rate
Operating leases	5.6%
Finance leases	5.5%
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(1)
The weighted-average remaining lease term for our operating leases includes two optional 10 year extension periods for our JSAV headquarters in Irving, Texas, as failure to renew the lease would result in JSAV incurring significant relocation costs.

As of June 30, 2019, our leased assets and liabilities consisted of the following (in thousands):

Leases	Classification	June 30, 2019
Assets
Operating lease assets	Operating lease right-of-use assets	$21,597
Finance lease assets	Furniture, fixtures and equipment, net	775
Total leased assets		$22,372

Liabilities
Current
Operating	Operating lease liabilities	$2,066
Finance	Notes payable, net	318
Noncurrent
Operating	Operating lease liabilities	19,546
Finance	Notes payable, net	149
Total leased liabilities		$22,079

Lease Expense and Cash Outflows from Operating and Finance Leases
We incurred the following lease costs related to our operating and finance leases (in thousands):

Lease Cost	Classification	Three Months Ended June 30, 2019	Six Months Ended June 30, 2019
Operating lease cost (1)
Rent expense	General and administrative	$747	$1,536
Rent expense	Cost of revenues for project management	35	73
Finance lease cost
Amortization of leased assets	Depreciation and amortization	58	126
Interest on lease liabilities	Interest expense	8	15
Total lease cost		$848	$1,750
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(1)	Includes short-term and variable lease expense which were immaterial for the three and six months ended June 30, 2019.
For the six months ended June 30, 2019, cash paid amounts included in the measurement of lease liabilities included (in thousands):

Lease Payments	Six Months Ended June 30, 2019
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$1,609
Financing cash flows from finance leases	323

Maturities of Operating Lease Liabilities
As of June 30, 2019, future minimum lease payments on operating and financing leases were as follows (in thousands):

	Operating Leases	Financing Leases
2019	$1,609	$248
2020	3,144	132
2021	2,963	60
2022	2,756	42
2023	2,574	10
Thereafter	17,501	—
Total minimum lease payments	$30,547	$492
Imputed interest	(8,935)	(25)
Present value of minimum lease payments	$21,612	$467

Maturities of Financing Lease Liabilities
As of June 30, 2019, future minimum lease payments on operating and financing leases were as follows (in thousands):

	Operating Leases	Financing Leases
2019	$1,609	$248
2020	3,144	132
2021	2,963	60
2022	2,756	42
2023	2,574	10
Thereafter	17,501	—
Total minimum lease payments	$30,547	$492
Imputed interest	(8,935)	(25)
Present value of minimum lease payments	$21,612	$467

Schedule of Future Minimum Lease Payments for Capital Leases
As of December 31, 2018, future minimum lease payments on operating and capital leases under ASC 840 were as follows (in thousands):

	Operating Leases	Capital Leases
2019	$3,529	$541
2020	3,532	105
2021	3,329	33
2022	3,172	7
2023	3,059	—
Thereafter	13,999	—
Total minimum lease payments	$30,620	$686
Imputed interest	—	(25)
Present value of minimum lease payments	$30,620	$661

As of December 31, 2018, future minimum lease payments on capital and operating leases were as follows (in thousands):

	Capital Leases	Operating Leases
2019	$541	$3,529
2020	105	3,532
2021	33	3,329
2022	7	3,172
2023	—	3,059
Thereafter	—	13,999
Total minimum lease payments	686	30,620
Imputed interest	(25)	—
Present value of minimum lease payments	$661	$30,620

Schedule of Future Minimum Rental Payments for Operating Leases
As of December 31, 2018, future minimum lease payments on operating and capital leases under ASC 840 were as follows (in thousands):

	Operating Leases	Capital Leases
2019	$3,529	$541
2020	3,532	105
2021	3,329	33
2022	3,172	7
2023	3,059	—
Thereafter	13,999	—
Total minimum lease payments	$30,620	$686
Imputed interest	—	(25)
Present value of minimum lease payments	$30,620	$661

As of December 31, 2018, future minimum lease payments on capital and operating leases were as follows (in thousands):

	Capital Leases	Operating Leases
2019	$541	$3,529
2020	105	3,532
2021	33	3,329
2022	7	3,172
2023	—	3,059
Thereafter	—	13,999
Total minimum lease payments	686	30,620
Imputed interest	(25)	—
Present value of minimum lease payments	$661	$30,620